Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 31, 2024 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Available-for-sale debt securities at cost					¥ 213,505
Available-for-Sale recognized unrealized gain (loss)	¥ 11,685		¥ (24,083)
Loss from equity method investments	(4,530)	$ (648)	(13,512)	¥ (10,084)
Impairment loss for its equity method investments	0		0	61
Income on equity securities fair value	¥ 2,027		¥ 1,608	¥ 1,948